INVESTMENT PROPERTIES - Impact on Fair Value from Assumption Changes (Details) - Property $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 3,564
Core Office
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	1,134
Core Office | United States
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	754
Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	218
Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	120
Core Office | Europe
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	52
Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	10
LP Investments- Office
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	385
LP Investments- Retail
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	222
Mixed-use
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	130
Logistics
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	3
Multifamily
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	127
Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	155
Self-storage
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	40
Student Housing
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	104
Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 110